As filed with the Securities and Exchange Commission on February 9, 2005

                                                              File No. 333-81458
                                                                       811-09065
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ---------------------
                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                          [ ]


       Post-Effective Amendment No. 8                                       |X|
                                   ----


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


       Amendment No. 12                                                     |X|
                    ----

                        (Check appropriate box or boxes.)
                             ---------------------
                     PHLVIC Variable Universal Life Account

                           (Exact Name of Registrant)
                             ---------------------

                         PHL Variable Insurance Company

                               (Name of Depositor)

                             ---------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                             ---------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                             ---------------------


Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on _________________ pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
|X| on May 1, 2005 pursuant to paragraph (a)(1) of Rule 485 If appropriate, check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ---------------------

================================================================================

                                     PART A

                            THE PHOENIX EDGE(R) -- VUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE") (A WHOLLY OWNED SUBSIDIARY OF PHOENIX LIFE INSURANCE COMPANY)


PROSPECTUS                                                           MAY 1, 2005


The Phoenix Edge(R) - VUL is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account, Long-term Guaranteed Interest Account (collectively, "Guaranteed Interest Accounts") and/or one or more of the subaccounts of the PHLVIC Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:

THE PHOENIX EDGE SERIES FUND
----------------------------

[diamond]   Phoenix-Aberdeen International Series
[diamond]   Phoenix-AIM Growth Series
[diamond]   Phoenix-Alger Small-Cap Growth Series
[diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series
[diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
[diamond]   Phoenix-Engemann Capital Growth Series
[diamond]   Phoenix-Engemann Growth and Income Series
[diamond]   Phoenix-Engemann Small-Cap Growth Series
[diamond]   Phoenix-Engemann Strategic Allocation Series
[diamond]   Phoenix-Engemann Value Equity Series
[diamond]   Phoenix-Goodwin Money Market Series
[diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond]   Phoenix-Kayne Rising Dividends Series
[diamond]   Phoenix-Kayne Small-Cap Quality Value Series
[diamond]   Phoenix-Lazard International Equity Select Series
[diamond]   Phoenix-Lazard Small-Cap Value Series
[diamond]   Phoenix-Lord Abbett Bond-Debenture Series
[diamond]   Phoenix-Lord Abbett Large-Cap Value Series
[diamond]   Phoenix-Lord Abbett Mid-Cap Value Series
[diamond]   Phoenix-Northern Dow 30 Series
[diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond]   Phoenix-Seneca Mid-Cap Growth Series
[diamond]   Phoenix-Seneca Strategic Theme Series


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------

[diamond]   AIM V.I. Capital Appreciation Fund
[diamond]   AIM V.I. Mid Cap Core Equity Fund
[diamond]   AIM V.I. Premier Equity Fund


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
[diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond]   Federated Fund for U.S. Government Securities II
[diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
[diamond]   VIP Contrafund(R) Portfolio
[diamond]   VIP Growth Opportunities Portfolio
[diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
[diamond]   Mutual Shares Securities Fund
[diamond]   Templeton Foreign Securities Fund
[diamond]   Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
[diamond]   Rydex Variable Trust Juno Fund
[diamond]   Rydex Variable Trust Nova Fund
[diamond]   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
[diamond]   Scudder VIT EAFE(R) Equity Index Fund
[diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
[diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond]   Wanger International Select
[diamond]   Wanger International Small Cap
[diamond]   Wanger Select
[diamond]   Wanger U.S. Smaller Companies


It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes. It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission (SEC) has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Read and keep this prospectus for future reference.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:          [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                      PO Box 8027
                                                                      Boston, MA 02266-8027

                                                          [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                      800/541-0171

                                TABLE OF CONTENTS

 Heading                                                  Page
--------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS.............................     3
RISK/BENEFIT SUMMARY .................................     4
  Policy Benefits ....................................     4
  Policy Risks .......................................     5
FEE TABLES............................................     6
  Policy Option A - Transaction Fees..................     6
  Policy Option B - Transaction Fees..................     6
  Policy Option C - Transaction Fees..................     7
  Policy Option A - Periodic Charges Other than Fund
    Operating Expenses ...............................     8
  Policy Option B - Periodic Charges Other than Fund
    Operating Expenses ...............................    10
  Policy Option C - Periodic Charges Other than Fund
    Operating Expenses ...............................    12
  Minimum and Maximum Fund Operating Expenses.........    13
PHL VARIABLE INSURANCE COMPANY .......................    16
PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT................    16
  Valuation Date .....................................    16
  Performance History ................................    16
VOTING RIGHTS ........................................    16
THE GUARANTEED INTEREST ACCOUNTS......................    17
CHARGES AND DEDUCTIONS................................    17
  General ............................................    17
  Charges Deducted from Premium Payments .............    17
  Periodic Charges ...................................    17
  Loan Interest Charged ..............................    19
  Conditional Charges ................................    19
  Other Tax Charges ..................................    20
  Fund Charges........................................    20
  Charge Reductions...................................    20
THE POLICY ...........................................    20
  Contract Rights: Owner, Insured, Beneficiary .......    20
  Contract Limitations................................    20
  Purchasing a Policy.................................    20
GENERAL ..............................................    22
  Postponement of Payments ...........................    22
  Optional Insurance Benefits ........................    22
  Death Benefit ......................................    23
PAYMENT OF PROCEEDS ..................................    24
  Surrender and Death Benefit Proceeds ...............    24
  Payment Amount......................................    24
  Payment Options ....................................    24
  Surrenders..........................................    25
  Transfer of Policy Value............................    25
  Disruptive Trading and Market Timing................    26
  Policy Loans........................................    27
  Lapse...............................................    28
FEDERAL INCOME TAX CONSIDERATIONS ....................    29
  Introduction........................................    29
  Income Tax Status...................................    29
  Policy Benefits.....................................    29
  Business-Owned Policy...............................    30
  Modified Endowment Contracts .......................    30
  Limitations on Unreasonable Mortality and Expense
     Charges..........................................    31
  Qualified Plans.....................................    31
  Diversification Standards...........................    31
  Change of Ownership or Insured or Assignment........    31
  Other Taxes.........................................    32
  Withholding.........................................    32
FINANCIAL STATEMENTS..................................    32
APPENDIX A -- INVESTMENT OPTIONS......................   A-1
  Investment Types ...................................   A-1
  Investment Advisors ................................   A-2
  Investment Subadvisors .............................   A-3

GLOSSARY OF SPECIAL TERMS

--------------------------------------------------------------------------------


The following is a list of terms and their meanings when used in this prospectus.

ATTAINED AGE: The age of the insured on the birthday nearest the most recent policy anniversary.

AMOUNT AT RISK: On a monthly calculation date it is the death benefit minus the policy value prior to the deduction of the cost of insurance charge. On any other day it is the death benefit minus the policy value.

CASH SURRENDER VALUE: The cash surrender value is the policy value less any applicable surrender charge on the date of surrender and less any debt.

DEATH BENEFIT OPTION: The type of death benefit described in effect.

DUE PROOF OF DEATH: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.

GUARANTEED INTEREST ACCOUNT: The Guaranteed Interest Account is not part of the Separate Account; it is part of our general account.

DEBT: Unpaid policy loans with accrued interest.

IN FORCE: The policy has not terminated or otherwise lapsed in accordance with the grace period and lapse provision.

IN WRITING (WRITTEN NOTICE, WRITTEN REQUEST): Is a written form signed by you, satisfactory to us and received by us.

INSURED: The person upon whose life the policy is issued.

LONG-TERM GUARANTEED INTEREST ACCOUNT: The Long-term Guaranteed Interest Account is not part of the Separate Account; it is part of our general account.

MONTHLY CALCULATION DATE: The first monthly calculation date is the same day as the policy date. Subsequent monthly calculation dates are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation date.

PAYMENT DATE: The valuation date on which a premium payment or loan repayment is received by us unless it is received after the close of the New York Stock Exchange in which case it will be the next valuation date.

POLICY ANNIVERSARY: The anniversary of the policy date.

POLICY DATE: The policy date shown on the schedule pages from which policy years and policy anniversaries are measured.

POLICY MONTH: The period from one monthly calculation date up to, but not including, the next monthly calculation date.

POLICY VALUE: The sum of your policy's share in the value of each subaccount plus the value of your policy allocated to the Guaranteed Interest Account.

POLICY YEAR: The first policy year is the one-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the one-year period from the policy anniversary up to, but not including, the next policy anniversary.

SEPARATE ACCOUNT: PHLVIC Variable Universal Life Account. A separate investment account of Phoenix Life Insurance Company.

SUBACCOUNTS: The accounts within our Separate Account to which non-loaned assets under the policy are allocated.

UNIT: A standard of measurement used to determine the share of this policy in the value of each subaccount of the Separate Account.

VALUATION PERIOD: The period in days from the end of one valuation date through the next valuation date.

VULA: Variable Universal Life Administration.

WE (OUR, US, COMPANY): PHL Variable Insurance Company.

YOU (YOUR): The owner of this policy at the time an owner's right is exercised.

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

This prospectus is a disclosure document which summarizes your rights under the insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. You should read your insurance policy carefully.


Certain terms used throughout the prospectus have been defined and can be found in the "Glossary of Special Terms."


POLICY BENEFITS

DEATH BENEFITS
The Phoenix Edge(R) - VUL is a flexible premium variable universal life insurance policy. The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a Death Benefit Option when you apply for a policy.

[diamond]   Death Benefit Option 1 will equal the policy's face amount, or the minimum death benefit if greater.

[diamond]   Death Benefit Option 2 will equal the face amount plus the policy value, or the minimum death benefit if greater.

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option.

The minimum death benefit is equal to the policy value on the date of death increased by a percentage taken from a table in the policy based on the attained age of the insured person at the beginning of the policy year in which death occurs.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS
    Generally, you may take loans against 90% of your policy's cash surrender value. The cash surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.

You may partially surrender any part of the policy at anytime. A partial surrender fee will apply and we may also impose a separate surrender charge.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond]   Individual Term
[diamond]   Guaranteed Death Benefit
[diamond]   LifePlan Options
[diamond]   Non-Transferable General Account
[diamond]   Disability Benefit
[diamond]   Accidental Death Benefit
[diamond]   Child Term

[diamond]   Family Term
[diamond]   Additional Purchase Option

[diamond]   Cash Value Accumulation Test Amendment
[diamond]   Purchase Protector Plan

[diamond]   Living Benefits
[diamond]   Age 100+ Rider


Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY OPTIONS
You choose one of three policy options when you apply for a policy. Your choice will determine the fees and charges deducted from your policy and may not be changed:

[diamond]   POLICY OPTION A
            has the highest initial surrender charge, but lower mortality and expense risk charges than the other options beginning in policy year
            11.

[diamond]   POLICY OPTION B
            reduces initial surrender charges, but has higher mortality and expense risk charges, beginning in policy year 11, than Policy
            Option A.

[diamond]   POLICY OPTION C
            further reduces initial surrender charges over Policy Option B, but also has higher mortality and expense risk charges, beginning in policy year 11, than Policy Options A and B.

You can compare the effect your choice has on fees and charges by using the tables of fees and expenses beginning on page four. For policies issued on and after September 3, 2003, only Policy Option A is available to policies issued as part of a qualified plan.

POLICY RISKS

VARIATIONS The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long-term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first 15 years under Policy Option A, during the first ten years under Policy Option B, and during the first five years under Policy Option C; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Accounts are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force during the first seven policy years as long as the policy value, less any outstanding loans and loan interest, is enough to pay the monthly charges incurred under the policy. Beginning in policy year 8, the cash surrender value must be sufficient to pay the monthly deductions. If the above conditions are not met, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.




THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THERE ARE TWO SETS OF TABLES DESCRIBING THE CHARGES AS THEY APPLY TO EACH POLICY OPTION. THE FIRST SET OF TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES

-----------------------------------------------------------------------------------------------------------------------------------
                                                 POLICY OPTION A - TRANSACTION FEES
------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM EXPENSE CHARGE           Upon premium payment.                             6% of the premium payment.
------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 On each monthly
ISSUE EXPENSE CHARGE             calculation day(1), for the                   $600 deducted at $50 per month.(2)
                                 first policy year.
------------------------------- ---------------------------- ----------------------------------------------------------------------
SURRENDER CHARGE (3, 4, 5)       Upon Full Surrender.         Initial charge: $3.18 - $59.40 per $1,000 of face amount insurance coverage.
Minimum and Maximum              Charge does not apply to a
                                 policy lapse and cannot      We would charge $28.66 per $1,000 of face amount insurance coverage,
Example for a Male Age 45 in     exceed policy value.         generally reducing as the insured ages.
the Nonsmoker Premium Class
------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
PARTIAL SURRENDER CHARGE(4)      a reduction in the policy    apply to a full surrender.
                                 face amount.
------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender.                                       $25
------------------------------- ---------------------------- ----------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer.               We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer after the first twelve transfers from the subaccounts, the first transfer from the nonloaned portion of the Guaranteed Interest Account or the
                                                              Long-term Guaranteed Interest Account in any given policy year.
-----------------------------------------------------------------------------------------------------------------------------------

(1)  The monthly calculation day occurs on the same day as the policy date
     (the date from which policy years and anniversaries are measured) or, if that date does not fall in any given month, it will be the last day of the month.

(2) We charge $1.50 per $1,000 of base face amount up to these maximums each month for the first policy year.
(3) We begin reducing the surrender charge in policy year eight and continue to reduce it each year thereafter until it becomes zero in policy year 16.
(4) This charge is a contingent deferred sales charge incurred only if there is a full surrender or partial surrender.
(5) We charge up to twice the Target Annual Premium ("TAP"). The TAP is established at issue by an arithmetic formula based on age, gender, risk classification and face amount of insurance coverage.

                                                 POLICY OPTION B - TRANSACTION FEES
-----------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM EXPENSE CHARGE           Upon premium payment.                             6% of the premium payment.
------------------------------- ---------------------------- ----------------------------------------------------------------------
ISSUE EXPENSE CHARGE             On each monthly                                $600 deducted at $50 per month.2
                                 calculation day(1), for
                                 the first policy year.
------------------------------- ---------------------------- ----------------------------------------------------------------------
SURRENDER CHARGE (3, 4, 5)       Upon Full Surrender.         Initial charge: $3.18 - $59.40 per $1,000 of face amount insurance coverage.
Minimum and Maximum              Charge does not apply to a
                                 policy lapse and cannot      We would charge $28.66 per $1,000 of face amount insurance coverage,
Example for a Male Age 45 in     exceed policy value.         generally reducing as the insured ages.
the Nonsmoker Premium Class
------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER CHARGE(4)      Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
                                 a reduction in the policy    apply to a full surrender.
                                 face amount.
------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender.                                       $25
------------------------------- ---------------------------- ----------------------------------------------------------------------
                                                              We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer after the first
TRANSFER CHARGE                  Upon Transfer.               12 transfers from the subaccounts, the first transfer from the nonloaned portion of the Guaranteed Interest Account or the
                                                              Long-term Guaranteed Interest Account in any given policy year.
-----------------------------------------------------------------------------------------------------------------------------------

(1)  The monthly calculation day occurs on the same day as the policy date
     (the date from which policy years and anniversaries are measured) or, if that date does not fall in any given month, it will be the last day of the month.

(2) We charge $1.50 per $1,000 of base face amount up to these maximums each month for the first policy year.

(3) We begin reducing the surrender charge in policy year six and continue to reduce it each year thereafter until it becomes zero in policy year 11.
(4) This charge is a contingent deferred sales charge incurred only if there is a full surrender or partial surrender.
(5) We charge up to twice the Target Annual Premium ("TAP"). The TAP is established at issue by an arithmetic formula based on age, gender, risk classification and face amount of insurance coverage.

                                                 POLICY OPTION C - TRANSACTION FEES
-----------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM EXPENSE CHARGE           Upon premium payment.                             6% of the premium payment.
------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 On each monthly
ISSUE EXPENSE CHARGE             calculation day(1), for                        $600 deducted at $50 per month.(2)
                                 the first policy year.
------------------------------- ---------------------------- ----------------------------------------------------------------------
SURRENDER CHARGE (3, 4, 5)       Upon Full Surrender.         Initial charge: $3.18 - $59.40 per $1,000 of face amount insurance coverage.
Minimum and Maximum              Charge does not apply to a
                                 policy lapse and cannot      We would charge $28.66 per $1,000 of face amount insurance coverage,
Example for a Male Age 45 in     exceed policy value.         generally reducing as the insured ages.
the Nonsmoker Premium Class
------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
PARTIAL SURRENDER CHARGE(4)      a reduction in the policy    apply to a full surrender.
                                 face amount.
------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender.                                       $25
------------------------------- ---------------------------- ----------------------------------------------------------------------
                                                              We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer after the first
TRANSFER CHARGE                  Upon Transfer.               12 transfers from the subaccounts, the first transfer from the nonloaned portion of the Guaranteed Interest Account or the
                                                              Long-term Guaranteed Interest Account in any given policy year.
-----------------------------------------------------------------------------------------------------------------------------------

(1) The monthly calculation day occurs on the same day as the policy date (the date from which policy years and anniversaries are measured) or, if that date does not fall in any given month, it will be the last day of the month.

(2) We charge $1.50 per $1,000 of base face amount up to these maximums each month for the first policy year.
(3) We begin reducing the surrender charge in policy year four and continue to reduce it each year thereafter until it becomes zero in policy year six.
(4) This charge is a contingent deferred sales charge incurred only if there is a full surrender or partial surrender.
(5) We charge up to twice the Target Annual Premium ("TAP"). The TAP is established at issue by an arithmetic formula based on age, gender, risk classification and face amount of insurance coverage.

THE SECOND SET OF TABLES DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


                                POLICY OPTION A - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------- ---------------------------- ----------------------------------------------------------------------

COST OF INSURANCE(1)             On each monthly
                                 calculation day.
  Minimum and Maximum Charges                                 We charge $0.04 - $83.33 per $1,000 of amount at risk(2) each month.

  Example for a male age 45 in                                We would charge $0.19 per $1,000 of amount at risk(2) per month. We
  the nonsmoker premium class.                                will increase this charge as he ages.

------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each monthly              We deduct a maximum of 0.08% each month from amounts allocated to
CHARGE(3)                        calculation day.             the Separate Account.
------------------------------- ---------------------------- ----------------------------------------------------------------------
                                                              We currently do not charge for taxes, however, we reserve the right to impose a charge should we become liable for taxes in the future.
OTHER TAX CHARGES                When we become liable for    Possible taxes would include state or federal income taxes on
                                 taxes.                       investment gains of the Separate Account and would be included in our calculation of subaccount values.
------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 Interest accrues daily and
                                 is due on each policy
                                 anniversary. If not paid
LOAN INTEREST RATE CHARGED4      on that date, we will        The maximum net cost to the policy value is 2% of the loan balance
                                 treat the accrued interest   on an annual basis.
                                 as another loan against
                                 the policy.
------------------------------------------------------------------------------------------------------------------------------------
                                                     OPTIONAL INSURANCE FEATURES
------------------------------------------------------------------------------------------------------------------------------------

INDIVIDUAL TERM RIDER(5)         On each monthly
                                 calculation day.
  Minimum and Maximum                                         $0.04 - $83.33 per $1.000 of term rider death benefit.

  Example for a male age 45 in                                $0.12 per $1,000 of term rider death benefit.
  the nonsmoker premium class.

------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On each monthly              $0.03 per $1,000 of total face amount, including any term rider face
                                 calculation day.             amount.
------------------------------- ---------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
------------------------------- ---------------------------- ----------------------------------------------------------------------
NON-TRANSFERABLE GENERAL         We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
ACCOUNT RIDER                    rider.
------------------------------- ---------------------------- ----------------------------------------------------------------------

DISABILITY BENEFIT RIDER(6)      On each monthly
                                 calculation day.

  Minimum and Maximum                                         $0.22 - $0.82 per $100 of annual benefit.

  Example for a male age 45 in                                $0.33 per $100 of annual benefit.
  the nonsmoker premium class.
------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT         On each monthly
RIDER(6)                         calculation day.

  Minimum and Maximum                                         $0.07 - $0.27 per $1,000 of rider insurance amount.

  Example for a male age 45 in                                $0.16 per $1,000 of rider insurance amount.
  the nonsmoker premium class.

-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------

CHILD TERM RIDER(7)              On each monthly
                                 calculation day.
  Minimum and Maximum                                         $0.05 - $0.11 per $1,000 of child term rider face amount.

  Example for a male child age                                $0.06 per $1,000 of rider face amount, generally increasing as the
  10.                                                         child ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FAMILY TERM RIDER(5)             On each monthly
                                 calculation day.

  Minimum and Maximum                                         $0.08 - $2.67 per $1,000 of rider face amount.

  Example for a female age 45                                 $0.17 per $1,000 of rider face amount, generally increasing as the
  in the nonsmoker premium                                    family member ages.
  class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADDITIONAL PURCHASE OPTION(6)    On each monthly
                                 calculation day.

  Minimum and Maximum                                         $0.05 - $0.18 per unit.(8)
  Example for a male age 35 in                                $0.16 per unit.(8)
  the nonsmoker premium class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATION TEST     We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
AMENDMENT                        rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS                  We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

AGE 100+ RIDER(1)                On each monthly calculation
                                 day.
Minimum and Maximum                                           $0.00 - $25.00 per $1,000 of amount at risk(2). We will increase this charge as the insured people age.

Example for a female age 45 in                                $0.00 per $1,000 of amount at risk(2). We will increase this charge as
the nonsmoker premium class.                                  the insured people age.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

(1) These charges will vary according to age, gender, premium class, policy year, net amount at risk and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.

(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) We currently offer reduced mortality and expense risk charges beginning in policy year 11 if your policy meets certain criteria. We provide a table of the possible reduced rates in the "Charges and Deductions" section.
(4) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
(5) This charge will vary according to age, gender and risk classification. Charges will generally increase with age.
(6) This charge depends on age, gender and risk classification at the time the rider is issued, but will not increase with age.
(7) This charge will vary according to age and gender. Charges will generally increase with age.
(8) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.

                                POLICY OPTION B - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

COST OF INSURANCE(1)             On each monthly calculation
                                 day.

  Minimum and Maximum Charges                                 We charge $0.04 to $83.33 per $1,000 of amount at risk(2) each month.

  Example for a male age 45 in                                We would charge $0.19 per $1,000 of amount at risk(2) per month. We
  the nonsmoker premium class.                                will increase this charge as he ages.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each monthly              We deduct a maximum of .08% each month from amounts allocated to the
CHARGE(3)                        calculation day.             Separate Account.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                                              We currently do not charge for taxes, however, we reserve the right to impose a charge should we become liable for taxes in the future.
OTHER TAX CHARGES                When we become liable for    Possible taxes would include state or federal income taxes on
                                 taxes.                       investment gains of the Separate Account and would be included in our calculation of subaccount values.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 Interest accrues daily and
                                 is due on each policy
                                 anniversary. If not paid
LOAN INTEREST RATE CHARGED(4)    on that date, we will        The maximum net cost to the policy value is 2% of the loan balance
                                 treat the accrued interest   on an annual basis.
                                 as another loan against
                                 the policy.
------------------------------------------------------------------------------------------------------------------------------------
                           OPTIONAL INSURANCE FEATURES
------------------------------------------------------------------------------------------------------------------------------------

INDIVIDUAL TERM RIDER(5)         On each Monthly
                                 Calculation Day.

  Minimum and Maximum                                         $0.04 - $83.33 per $1.000 of term rider death benefit.

  Example for a male age 45 in                                $0.12 per $1,000 of term rider death benefit.
  the nonsmoker premium class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On each Monthly              $0.03 per $1,000 of total face amount, including any term rider face
                                 Calculation Day.             amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
NON-TRANSFERABLE GENERAL         We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
ACCOUNT RIDER                    rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

DISABILITY BENEFIT RIDER(6)      On each Monthly
                                 Calculation Day.

  Minimum and Maximum                                         $0.22 - $0.82 per $100 of annual benefit.

  Example for a male age 45 in                                $0.33 per $100 of annual benefit.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT         On each Monthly
RIDER(6)                         Calculation Day.

  Minimum and Maximum                                         $0.07 - $0.27 per $1,000 of rider insurance amount.

  Example for a male age 45 in                                $0.16 per $1,000 of rider insurance amount.
  the nonsmoker premium class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
CHILD TERM RIDER(7)              On each Monthly
                                 Calculation Day.

  Minimum and Maximum                                         $0.05.-.$0.11 per $1,000 of child term rider face amount.

  Example for a male child age                                $0.06.per.$1,000 of rider face amount, generally increasing as the
  10.                                                         child ages.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FAMILY TERM RIDER(5)             On each Monthly
                                 Calculation Day.

  Minimum and Maximum                                         $0.08.-.$2.67 per $1,000 of rider face amount.

  Example for a female age 45                                 $0.17.per.$1,000 of rider face amount, generally increasing as the
  in the nonsmoker premium                                    family member ages.
  class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADDITIONAL PURCHASE OPTION(6)    On each Monthly
                                 Calculation Day.

  Minimum and Maximum                                         $0.05.-.$0.18 per unit.(8)

  Example for a male age 35 in                                $0.16.per.unit.(8)
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATION TEST     We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
AMENDMENT                        rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS                  We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

AGE 100+ RIDER(1)                On each monthly calculation
                                 day.

Minimum and Maximum                                           $0.00 - $25.00 per $1,000 of amount at risk(2). We will increase this charge as the insured people age.

Example for a female age 45 in                                $0.00 per $1,000 of amount at risk(2). We will increase this charge as
the nonsmoker premium class.                                  the insured people age.
------------------------------------------------------------------------------------------------------------------------------------

(1) These charges will vary according to age, gender, premium class, policy year, net amount at risk and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.

(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) We currently offer reduced mortality and expense risk charges beginning in policy year 11 if your policy meets certain criteria. We provide a table of the possible reduced rates in the "Charges and Deductions" section.
(4) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
(5) This charge will vary according to age, gender and risk classification. Charges will generally increase with age.
(6) This charge depends on age, gender and risk classification at the time the rider is issued, but will not increase with age.
(7) This charge will vary according to age and gender. Charges will generally increase with age.
(8) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.

                                POLICY OPTION C - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

COST OF INSURANCE(1)             On each monthly calculation
                                 day.

  Minimum and Maximum Charges                                 We charge $0.04 to $83.33 per $1,000 of amount at risk(2) each month.

  Example for a male age 45 in                                We would charge $0.19 per $1,000 of amount at risk(2) per month. We
  the nonsmoker premium class.                                will increase this charge as he ages.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each monthly              We deduct a maximum of 0.08% each month from amounts allocated to
CHARGE(2)                        calculation day.             the Separate Account.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                                              We currently do not charge for taxes, however, we reserve the right to impose a charge should we become liable for taxes in the future.
OTHER TAX CHARGES                When we become liable for    Possible taxes would include state or federal income taxes on
                                 taxes.                       investment gains of the Separate Account and would be included in our calculation of subaccount values.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 Interest accrues daily and
                                 is due on each policy
                                 anniversary. If not paid
LOAN INTEREST RATE CHARGED(4)    on that date, we will        The maximum net cost to the policy value is 2% of the loan balance
                                 treat the accrued interest   on an annual basis.
                                 as another loan against
                                 the policy.
------------------------------------------------------------------------------------------------------------------------------------
                           OPTIONAL INSURANCE FEATURES
------------------------------------------------------------------------------------------------------------------------------------

INDIVIDUAL TERM RIDER(5)         On each Monthly
                                 Calculation Day.

  Minimum and Maximum                                         $0.04 - $83.33 per $1.000 of term rider death benefit.

  Example for a male age 45 in                                $0.12 per $1,000 of term rider death benefit.
  the nonsmoker premium class.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On each Monthly              $0.03 per $1,000 of total face amount, including any term rider face
                                 Calculation Day.             amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
NON-TRANSFERABLE GENERAL         We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
ACCOUNT RIDER(6)                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER(6)      On each Monthly
                                 Calculation Day.

  Minimum and Maximum                                         $0.22.-.$0.82 per $100 of annual benefit.
  Example for a male age 45 in                                $0.33.per.$100 of annual benefit.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT         On each Monthly
RIDER(6)                         Calculation Day.

  Minimum and Maximum                                         $0.07.-.$0.27 per $1,000 of rider insurance amount.

  Example for a male age 45 in                                $0.16.per.$1,000 of rider insurance amount.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CHILD TERM RIDER(7)              On each Monthly
                                 Calculation Day.

  Minimum and Maximum                                         $0.05.-.$0.11 per $1,000 of child term rider face amount.

  Example for a male child age                                $0.06.per.$1,000 of rider face amount, generally increasing as the
  10. child ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FAMILY TERM RIDER(5)             On each Monthly
                                 Calculation Day.

  Minimum and Maximum                                         $0.08.-.$2.67 per $1,000 of rider face amount.

  Example for a female age 45                                 $0.17.per.$1,000 of rider face amount, generally increasing as the
  in the nonsmoker premium                                    family member ages.
  class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADDITIONAL PURCHASE OPTION(6)    On each Monthly
                                 Calculation Day.

  Minimum and Maximum                                         $0.05.-.$0.18 per unit.(8)

  Example for a male age 35 in                                $0.16.per.unit.(8)
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CASH VALUE ACCUMULATION TEST     We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
AMENDMENT                        rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS                  We do not charge for this    We describe this rider later under "Optional Insurance Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

AGE 100+ RIDER(1)                On each monthly
                                 calculation day.

Minimum and Maximum                                           $0.00 - $25.00 per $1,000 of amount at risk(2). We will increase this charge as the insured people age.

Example for a female age 45 in                                $0.00 per $1,000 of amount at risk(2). We will increase this charge as
the nonsmoker premium class.                                  the insured people age.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

(1) These charges will vary according to age, gender, premium class, policy year, net amount at risk and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.

(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) We currently offer reduced mortality and expense risk charges beginning in policy year 11 if your policy meets certain criteria. We provide a table of the possible reduced rates in the "Charges and Deductions" section.
(4) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
(5) This charge will vary according to age, gender and risk classifications. Charges will generally increase with age.
(6) This charge depends on age, gender and risk classification at the time the rider is issued, but will not increase with age.
(7) This charge will vary according to age and gender. Charges will generally increase with age.
(8) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.




                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                                              Minimum                            Maximum


Total Annual Fund Operating Expenses (1)                                       _____%             -              _____%
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)


(1) The total and net fund operating expenses for each available investment portfolio are given in the following tables.


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment        12b-1     Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International                                0.75%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth                                            0.75%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                                0.85%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                            0.70%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                             0.90%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation                         0.58%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                                 0.70%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50%          N/A     [To be filed by amendment]
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A

-----------------------------------------------------------------------------------------------------------------------------------

 (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Rule                                              Net Annual Fund
                                                   Investment   12b-1 or     Other                    Contractual   Expenses After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund                   0.61%        N/A
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary         0.60%       0.25%
Shares
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                          0.58%       0.10%                  [To be filed by amendment]
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                   0.58%       0.10%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                 0.58%       0.10%
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.69%       0.25%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                     0.81%       0.25%
-----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                       0.90%        N/A
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                0.45%        N/A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                    0.20%        N/A
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 0.80%        N/A
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                          1.00%        N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.93%        N/A
-----------------------------------------------------------------------------------------------------------------------------------

 (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------


PHL Variable Insurance Company is a Connecticut stock life insurance company incorporated July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut. Throughout this prospectus we will refer to PHL Variable
Insurance Company as "PHL Variable" and in the first person (i.e. as "we", "us", "our", "Company").



PHLVIC VARIABLE UNIVERSAL LIFE
ACCOUNT
--------------------------------------------------------------------------------

PHL Variable Insurance Company established the Separate Account as a separate account under Connecticut insurance law on September 10, 1998. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of PHL Variable.

All income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of PHL Variable. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. PHL Variable is responsible for all obligations under the policies.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

PHL Variable does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business. However, transaction processing may be postponed for the following reasons:

1. the NYSE is closed or may have closed early;
2. the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time). The NYSE is scheduled to be closed on the following days:

---------------------------------------------------------
 New Year's Day                   Independence Day
---------------------------------------------------------
 Martin Luther King, Jr. Day       Labor Day
---------------------------------------------------------

 President's Day                  Thanksgiving Day

---------------------------------------------------------
 Good Friday                      Christmas Day
---------------------------------------------------------
 Memorial Day
---------------------------------------------------------

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however, we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting us at the address and telephone number given on page one.


THE GUARANTEED INTEREST ACCOUNTS
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account or Long-term Guaranteed Interest Accounts. Amounts you allocate to the Guaranteed Interest Accounts are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

The Long-term Guaranteed Interest Account has more restrictive transfer options out of the general account than the Guaranteed Interest Account so that longer term investments can be made.

We reserve the right to limit total deposits to the Guaranteed Interest Accounts to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Accounts at any time. In general, you may make only one transfer per year from the Guaranteed Interest Accounts. Transfers from the Guaranteed Interest Accounts may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

The features specific to each type of Guaranteed Interest Account are detailed below.

GUARANTEED INTEREST ACCOUNT

We reserve the right to limit transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the nonloaned portion of the Guaranteed Interest Account as of the date of the transfer. You may transfer the total policy value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

LONG-TERM GUARANTEED INTEREST ACCOUNT
This investment option is only available to policies issued on or after September 27, 2004. The amount that can be transferred out is limited to the greatest of (a) $1,000, (b) 10% of the policy value in the Long-term Guaranteed Interest Account as of the date of the transfer, or (c) the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year.

Transfers from the Long-term Guaranteed Interest Account are not permitted under the Systematic Transfer Programs.

We reserve the right to limit transfers and cumulative premium payments to $1,000,000 over a 12-month period.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

ISSUE EXPENSE CHARGE
There is an issue expense charge of $1.50 per $1,000 of base face amount with a $600 maximum. One twelfth of the charge is deducted on each monthly calculation day, for the first policy year.

PREMIUM EXPENSE CHARGE
We deduct a charge of 6% from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling the policy (e.g., commissions, advertising and printing).

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from the subaccounts, the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.


COST OF INSURANCE
We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.


MORTALITY AND EXPENSE RISK CHARGE
We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

 We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

 If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

 During the first ten policy years, your policy will pay a mortality and expense risk charge equal to .075% of the average daily balance in the subaccounts for the month on each monthly calculation day. As of the date of this prospectus, we offer reduced mortality and expense risk charges to policies that meet certain criteria beginning in policy year 11. These rates are not guaranteed, Beginning in policy year 11, your policy will pay a mortality and expense risk charge that depends on how your nonloaned policy value compares to your policy's face amount. Nonloaned policy values above certain amounts (thresholds) qualify you for more favorable (lower) charges. Thresholds for lower charges beginning in policy year 11 depend on the policy option you choose as outlined in the following chart.

 -----------------------------------------------------------
                           POLICY YEAR 1 THROUGH 10 MONTHLY
                           MORTALITY & EXPENSE RISK CHARGES
                           FOR ALL POLICY OPTIONS DEDUCTED
                                 FROM THE SUBACCOUNTS
 ------------------------ -----------------------------------
     All policy values                  .075%
 ------------------------ -----------------------------------
  NONLOANED POLICY VALUE   POLICY YEAR 11 AND AFTER MONTHLY
    AS A PERCENTAGE OF
    TOTAL POLICY FACE     MORTALITY & EXPENSE RISK CHARGES(2)
         AMOUNT(1)          DEDUCTED FROM THE SUBACCOUNTS
 ------------------------ -----------------------------------
                           OPTION A    OPTION B  OPTION C
 ------------------------ ----------- ---------- ------------
  less than 40%              .075%      .075%       .075%
 ------------------------ ----------- ---------- ------------
 greater than or equal
 to 40%, but less than
 60%                         .050%      .055%       .060%
 ------------------------ ----------- ---------- ------------
  60% or more                .025%      .050%       .055%
 ------------------------------------------------------------
  (1) Total policy face amount is the sum of the base policy face amount plus the face amount of any Individual Term rider you elect.
  (2) These rates are current and are not guaranteed.

COST OF OPTIONAL INSURANCE FEATURES (RIDERS). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

The Phoenix Edge(R) - VUL policy has four riders available at no additional charge:

[diamond] LifePlan Options Rider.

[diamond] Non-Transferable General Account Rider.

[diamond] Cash Value Accumulation Test Amendment must be elected irrevocably at issue, and is automatically attached to policies that have the Guaranteed Death Benefit Rider.

[diamond] Living Benefits Rider. We can make an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) should the person insured becomes terminally ill, subject to certain conditions. The policy's face amount following the accelerated payment must be at least $10,000.

We charge for providing benefits under the following riders:

[diamond] Individual Term Rider charges vary based on age, gender, risk classification and rider face amount. Charges will increase as the insured person ages.

[diamond] Guaranteed Death Benefit Rider charge is $0.03 per $1,000 of total face amount. Total face amount is the base policy face amount plus the face amount of any Individual Term Rider.

[diamond] Accidental Death Benefit Rider charges vary based on the insured person's age and risk classification as well as the specified benefit.

[diamond] Child Term Rider charges vary based on the age and gender of the child and the specified face amount.

[diamond] Family Term Rider charges vary based on the age(s), and risk classification(s) of the covered family members and the specified face amount of the rider.

[diamond] Additional Purchase Option Rider charges vary based on age and risk classification of the person insured and on the number of units of coverage purchased.


[diamond] Disability Benefit Rider charges vary based upon the insured person's age, gender and risk classification as well as the specified benefit.


[diamond] Age 100+ Rider charges vary based on age, gender, risk classification and rider face amount. Charges will increase as the insured people age.


LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

-----------------------------------------------------------
                                       RATE WE CREDIT THE
                                       LOANED PORTION OF
               LOAN INTEREST RATE        THE GUARANTEED
                     CHARGED            INTEREST ACCOUNT
------------ ----------------------- ----------------------
POLICY       MOST            NJ      MOST           NJ
YEARS:         STATES      AND TX     STATES      AND TX
------------ ----------- ----------- ---------- -----------
1-10             4%          5%         2%          3%
------------ ----------- ----------- ---------- -----------
11-16            3%          4%         2%          3%
------------ ----------- ----------- ---------- -----------
16+              2%          3%         2%          3%
-----------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

[diamond] SURRENDER CHARGE. The surrender charge applies if you surrender the policy for its cash surrender value or allow the policy to lapse. This charge is intended to recoup the costs incurred in issuing the policy. Your choice of Policy Option determines your surrender charge schedule. The maximum surrender charges that your policy might pay in a given policy year are illustrated in the following Surrender Charge Table. The amount you would actually pay depends on the policy month and may be less than shown. The actual surrender charge will never exceed policy value, therefore, we will never require you to submit an additional payment in order to surrender your policy. We will provide a complete month-by-month surrender charge table in your policy's schedule pages.

    --------------------------------------------------------
                    SURRENDER CHARGE TABLE
    --------------------------------------------------------
        POLICY        SURRENDER CHARGE AS A PERCENTAGE OF
        YEARS                        TAP*

                      Policy       Policy         Policy
                     Option A     Option B       Option C
          1            200%         150%           75%
          2            200%         150%           75%
          3            200%         150%           75%
          4            200%         150%           72%
          5            200%         150%           34%
          6            200%         147%            0%
          7            200%         111%            0%
          8            196%          75%            0%
          9            166%          39%            0%
          10           142%          16%            0%
          11           118%           0%            0%
          12            94%           0%            0%
          13            70%           0%            0%
          14            46%           0%            0%
          15            22%           0%            0%
        16 on            0%           0%            0%

    * TAP (Target Annual Premium) is established at the time of policy issue and is the greater of (a) the level premium required to mature the policy computed at an interest rate of 6.5% assuming current mortality and expense risk charges and (b) $1,200. We will provide you with a table of surrender charges before we issue your policy.


[diamond] PARTIAL SURRENDER CHARGE (FACE AMOUNT DECREASE). A pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any decrease in face amount. Face amount reductions may result if you request a decrease in face amount, request a death benefit option change or make a partial withdrawal. This charge is intended to recoup the costs of issuing the policy.

[diamond] PARTIAL SURRENDER FEE. Should you withdraw a portion of your policy value, we may deduct a $25 fee from your policy value. A portion of the surrender charge may also apply. This charge is intended to recoup for the cost of administering the partial withdrawal.


[diamond] SAMPLE SURRENDER CHARGES FOR POLICY OPTION A. We provide the first year surrender charge calculations in order to illustrate how the Target Annual Premium (TAP) and the surrender charge can vary in relation to the insured persons' ages and gender. The examples given are for a non-smokers.

    The sample policy's initial face amount is $1 million.

------------------------------------------------------------
    PERSON INSURED        TARGET ANNUAL       FIRST YEAR
------------------------     PREMIUM          SURRENDER
   AGE        GENDER          (TAP)            CHARGE*
---------- ------------- ----------------- -----------------
   45        Male             $8,705           $17,409
---------- ------------- ----------------- -----------------
   45        Female           $7,137           $14,314
---------- ------------- ----------------- -----------------
   55        Male            $14,330           $28,659
---------- ------------- ----------------- -----------------
   55        Female          $12,116           $24,232
---------- ------------- ----------------- -----------------
   65        Male            $23,951           $47,901
---------- ------------- ----------------- -----------------
   65        Female          $19,407           $38,954
------------------------------------------------------------
* The first year surrender charge is equal to two times TAP, subject to maximums permitted under state insurance law.

          The actual surrender charge you will pay can never be more than your policy value. We will never require you to make an additional payment in order to surrender your policy.

[diamond] TRANSFER CHARGE. Currently, we do not charge for transfers between subaccounts, however, we reserve the right to charge up to $20 for each transfer in excess of twelve each calendar year. This charge, if we were to have a transfer charge would be intended to recoup for the cost of administering the transfer.

OTHER TAX CHARGES
Currently, no charge is made against the Separate Account for federal income taxes that may be attributable to the Separate Account. The Separate Account may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account, should the Separate Account become liable for such taxes.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges on page 13.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.


THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person named in the application for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your" in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. We will not issue a policy if the person to be insured is 86 or older. We will require that you provide evidence that the person to be insured is, in fact, insurable. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and contingent. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies, we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment at VULA, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been issued and returned during your "right to cancel" period.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person as long as you are at least 18 years old, and have an insurable interest in the life to be insured. You must also have the consent of the person to be insured.

PREMIUM PAYMENTS
The Phoenix Edge(R) - VUL is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Separate Account or the Guaranteed Interest Accounts. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated. A number of factors concerning the person insured and the policy features you desire will affect our required issue premium. The age, gender, and risk class can affect the issue premium, as can policy features such as the face amount and added benefits.

The issue premium is due on the policy date. The insured person must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires, we allocate the policy value among the subaccounts and/or the Guaranteed Interest Accounts according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Accounts will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Separate Account or to the Guaranteed Interest Accounts upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Separate Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Separate Account or to the Guaranteed Interest Accounts in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by the premium expense change. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to PHL Variable upon policy lapse or termination.

Premium payments received during a grace period, after deduction of the premium expense charge and the issue expense charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Separate Account or to the Guaranteed Interest Accounts, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND
Should you elect to return your policy under your right to cancel, we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.


GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:


[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Accounts.

[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.


Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond] INDIVIDUAL TERM. This rider provides additional term insurance coverage until the insured person reaches age 100. The face amount of the term insurance may be level or increasing. The initial rider death benefit is limited to four times the policy's initial face amount. We assess a monthly charge for this rider. This rider is elected at issue.

[diamond] GUARANTEED DEATH BENEFIT. While it is in effect and Death Benefit
          Option 1 is in effect, this rider guarantees the face amount of coverage even if you have insufficient policy value to cover the monthly deduction.

          We will set a monthly guarantee premium based on the insured person's age, gender and risk class, the policy's face amount and the rider's coverage period. In general, the total premiums you have paid, reduced by any partial withdrawals and outstanding debt, must be greater than or equal to the sum total of all monthly guarantee premiums since issue. Please refer to the rider contract form for details.

          We assess a monthly charge while the rider remains in effect. This rider is elected at issue and is available only with Death Benefit Option 1.

[diamond] LIFEPLAN OPTIONS. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, the following favorable policy options may be exercised or elected:

          1) An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

          2) An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

          3) An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until 90 days prior to the 10th policy anniversary.

             We do not charge for this rider. This rider is only available for policies of $1 million face amount or more. For policies issued on or after September 3, 2002, this Rider is not available with any policy issued as part of a qualified plan. This rider will automatically be attached to the policy at issue.

[diamond] ACCIDENTAL DEATH BENEFIT. This rider will provide an additional death benefit if the insured person dies as the result of accidental injuries. This rider expires on the policy anniversary nearest the insured person's 75th birthday. The rider contract form contains terms and conditions.

          We assess a monthly charge for this rider. This policy is elected at issue.

[diamond] DISABILITY BENEFIT. This rider will provide a specified monthly credit to your policy if the insured person becomes totally disabled.

          We will credit your policy each month while the disability persists until the policy anniversary nearest the insured's 65th birthday, or for one year if the disability commenced less than one year before the aforementioned policy anniversary.

          In addition, should the insured person become and remain totally disabled during the five years leading up to the normal termination date of the rider, we will continue to credit the policy beyond age 65.

          We assess a monthly charge for this rider. This rider is elected at issue.

[diamond] NON-TRANSFERABLE GENERAL ACCOUNT. This rider permits you to permanently transfer your policy value to the Non-transferable General Account in order to get guaranteed principal and credited interest payments. It is available beginning in the 16th policy year. We do not charge for this rider. This rider will automatically be attached to the policy at issue.

[diamond] CHILD TERM. This rider provides annually renewable term coverage on the insured person's children who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. You may convert coverage to a new variable or universal life insurance policy that we have available prior to your policy anniversary nearest the insured child's 25th birthday. The new policy will be subject to our minimum issue requirements.

          We assess a monthly charge for this rider. This rider is elected at issue, within 14 days of birth or at adoption.

[diamond] FAMILY TERM. This rider provides annually renewable term insurance coverage to age 70 on the insured person or members of the insured person's immediate family who are at least 18 years of age. The rider is fully convertible through age 65 for each covered person to a new variable or universal life insurance policy that we have available. The new policy will be subject to our minimum issue requirements.

          We assess a monthly charge for this rider. This rider is elected at issue.

[diamond] CASH VALUE ACCUMULATION TEST AMENDMENT. This rider generally permits you to pay more in premium than otherwise would be permitted. This rider must be elected before the policy is issued and will continue in effect for the life of the policy. We do not charge for this rider.

[diamond] ADDITIONAL PURCHASE OPTION. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.

          We assess a monthly charge for this rider. This rider is elected at issue.


[diamond] LIVING BENEFITS. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. We do not charge for this rider. This rider is automatically attached to the policy at issue. However, the rider is not available with qualified plans.

[diamond] AGE 100+ RIDER. This rider allows the base policy coverage and any coverage previously provided by the Estate Term Rider to extend beyond the younger insured's age of 100 as long as the policy value is greater than zero.

          On and after the policy date nearest the younger insured's age of 100:

          o  the death benefit will be equal to the greater of:

             i. the policy's total face amount (including any Estate Term Rider coverage); and

             ii. the policy value.

          o no further cost of insurance or monthly administrative charges will be assessed against the policy; and

          o  no further premium payments will be accepted.

This rider does not extend the Guaranteed Death Benefit coverage beyond the insured's age 100. We assess Cost of Insurance charges for this rider


DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy, and are permitted to change it. If you fail to choose, we will use Death Benefit Option 1.

Death Benefit Option 1 will pay the policy's face amount on the date of the insured person's death but not less than the minimum death benefit.

Death Benefit Option 2 will pay the policy's face amount plus the policy value on the date of the insured person's death but not less than the minimum death benefit.

We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the insured person's attained age at the beginning of the policy year in which death occurs.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy at any time the policy is in force. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary. We will not permit a face amount increase after the insured person reaches age 86. We charge $1.50 per $1,000 of added face amount up to a maximum of $600. We will deduct 1/12th of this charge each month for the year following a face amount increase.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

A new surrender charge schedule will apply to any increase in face amount.

For a discussion of possible implications of a material change in the policy resulting from the increase, see "Modified Endowment Contracts--Material Change Rules."

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction. The fraction is equal to the decrease in face amount divided by the face amount of the policy before the decrease. Generally, there will be a pro rata reduction of charges, TAP would reduce pro rata.


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated; e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under this policy, the death proceeds will be paid when the insured person dies.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT AMOUNT
We will make the death benefit payment based on the death benefit option in effect at the time.

----------------------------------------------------------------
                           Value we apply to payment option
-------------------------- -------------------------------------
Death Benefit Option 1     Policy face amount
-------------------------- -------------------------------------
Death Benefit Option 2     Policy face amount plus policy value
----------------------------------------------------------------

We will pay the minimum death benefit if it is greater under your chosen option. We will reduce the amount of death benefit payment by the amount of any outstanding loans and loan interest.

The cash surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options. We may offer other payment options or alternative versions of these options in the future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:


[diamond]  ten years; or
[diamond]  20 years; or
[diamond]  until the installments paid refund the amount applied under this option.


If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We will use an annual interest rate of at least 3% to compute payments for any life annuity with period certain.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3% to compute payments under this option.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as insured person is living and the policy is in force. The amount available for surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request.

We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

FULL SURRENDERS
You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at VPMO.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. You must submit a written request to VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required.

We do not normally permit partial surrenders of less than $500 or if the resulting death benefit would be less than $25,000. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the following amounts from among your investment options. If you do not choose, we will make the deductions in the same manner as for monthly deductions. A partial surrender will reduce your policy value by the sum of the:

o Partial Surrender Amount - the portion of the cash surrender value you choose, but not less than $500; plus

o   Partial Surrender Fee of $25; plus

o Pro rated Surrender Charge. We deduct a pro rata portion of the surrender charge that would apply to a full surrender.

We will reduce your policy's cash value by the partial surrender amount paid plus the partial surrender fee. If your policy has Death Benefit Option 1, we will reduce your policy's face amount by the same amounts as described above for the reduction of policy value.

TRANSFER OF POLICY VALUE


INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute telephone transfers on the day you make the request except as noted below.


We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first twelve transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the 12-transfer limit. For more information, see "Disruptive Trading and Market Timing."


You may permit your registered representative to submit transfer requests on your behalf.

PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.


We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either

o the entire balance in the subaccount or the Guaranteed Interest Accounts is being transferred; or

o   the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Accounts be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Accounts at anytime.

For more information on the Guaranteed Interest Accounts, please see, "The Guaranteed Interest Accounts."

DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners. We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

We do not charge for these programs.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts") and the Long-term Guaranteed Interest Account. You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

o  $25 monthly               o  $150 semiannually
o  $75 quarterly             o  $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of six months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO, or calling VULA (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. We reserve the right to not permit transfers to or from the Guaranteed Interest Accounts.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.

POLICY LOANS
You may generally borrow up to 90% of your cash surrender value during the first ten policy years. Beginning in policy year 11, you may be able to borrow more than 90% of your cash surrender value depending on your policy value and the applicable surrender charge. We will count any outstanding loans and loan interest toward the applicable limit. We generally do not allow loans under $500.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from the subaccounts and the Guaranteed Interest Accounts for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

-----------------------------------------------------------
POLICY YEARS          MOST STATES           NEW JERSEY
                                              & TEXAS
--------------------- ------------------ ------------------
1-10:                      4%                   5%
11-15:                     3%                   4%
16 and after:              2%                   3%
-----------------------------------------------------------

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts, the nonloaned portion of the Guaranteed Interest Account or Long-term Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2% (3% in New Jersey and Texas), compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

You may repay a loan at any time the policy is in force. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the nonloaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas nonloaned policy value varies with the investment performance of the chosen subaccounts, at the rate we credit the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding loans and loan interest.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of the subaccounts, the nonloaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Under Death Benefit Option 1, outstanding policy loans do not reduce the policy's gross death benefit, because the policy value is inclusive of the gross death benefit amount. A policy loan can also have an effect on the policy's death benefit under Death Benefit Option 2 due to any resulting differences in policy value.

Subject to approval in your state, the policy loan interest rates for policy years 11 and subsequent, may change (based upon issue age of the insured). Under the revised schedule, we charge loan interest at an effective annual rate of 2% (3% in New Jersey and Texas) at the earlier of the 16th policy year or upon the insured reaching an attained age of 65 (but not before policy year 11).

SPECIAL INFORMATION FOR CERTAIN POLICIES ISSUED BEFORE FEBRUARY 13, 2004:

o If the person insured under your policy had not yet reached an attained age of 51 as of the policy date, your loan interest rate schedule will remain unchanged.

o If the person insured under the policy had reached an attained age of 51 or older as of the policy date, your loan interest rate schedule will be modified to provide a lower interest rate as described above. We will offer you an opportunity to decline the reduced loan interest rate schedule should you be concerned that this policy enhancement could have unintended consequences.

    The decrease in loan interest rate from 3% to 2% (from 4% to 3% in New Jersey or Texas) could constitute a material change under Internal Revenue Code and guidelines issued by the Internal Revenue Service (IRS). A material change could cause the IRS to take the position that an exchange of policy occurred for income tax purposes. Under that scenario, a new seven-pay period would begin for the purpose of determining the status of your policy as Modified Endowment Contract. The new seven-pay period would begin on the effective date of this change.

    You can find out more about Modified Endowment Contracts by reading "Federal Income Tax Information-Modified Endowment Contracts" in the prospectus. We provide more information concerning Material Change Rules in the Statement of Additional Information for this prospectus, available free of charge by calling (800) 541-0171. We also recommend that you consult an income tax advisor.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, during the first seven policy years, the policy value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse.

If, at any time after the first seven policy years, the cash value is less than the required monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse or the amount required to provide a positive cash surrender value if greater.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 15 days and not more than 45 days before any potential lapse will occur.

The policy will remain in force during the grace period, however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Accounts are separate entities from Phoenix Life Insurance Company. PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.


POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any one investment

[diamond] 70% in any two investments

[diamond] 80% in any three investments

[diamond] 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The financial statements of PHLVIC Variable Universal Life Account (The Phoenix Edge(R) - VUL) at December 31, 2004, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Accounts' rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT TYPES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Investment Type
                                                 -----------------------------------------------------------------------------------
                Subaccount                        Aggressive Growth   Conservative   Growth   Growth & Income   Income   Specialty
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                                |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                      |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                         |X|

------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                         -------------------------------------------------------------------------------------------
                                                                                    Duff & Phelps
                                              Phoenix Investment  Phoenix Variable  Investment      AIM Advisors,  Engemann Asset
               Subaccount                     Counsel, Inc.       Advisors, Inc.    Management Co.  Inc.           Management
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series               |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies

------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                         -------------------------------------------------------------------------------------------
                                              Fred Alger           Deutsche Asset      Federated Investment   Fidelity Management
               Subaccount                     Management, Inc.     Management, Inc.    Management Company     and Research Company
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series               |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio        |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies

------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Advisors
                                               -------------------------------------------------------------------------------------
                                                                                        Templeton   Templeton Templeton  Wanger
                                                               Morgan Stanley  Rydex    Asset       Global    Investment Asset
                                               Franklin Mutual Investment      Global   Management, Advisors  Counsel,   Management,
               Subaccount                      Advisers, LLC   Management Inc. Advisors Ltd.        Limited   LLC        L.P.
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                                |X|

------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Subadvisors
                                                 -----------------------------------------------------------------------------------
                                                    Aberdeen      AIM            Alliance
                                                    Asset         Capital        Capital        Engemann
                                                    Management    Management,    Management,    Asset           Fred Alger
               Subaccount                           Inc.          Inc.           L.P.           Management      Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                          |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond Debenture Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)  Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                            |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                          |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series

------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Subadvisors
                                         -------------------------------------------------------------------------------------------
                                                  Kayne Anderson        Lazard                        Northern       Seneca
                                                  Rudnick Investment    Asset          Lord,          Trust          Capital
                                                  Management,           Management     Abbett & Co.   Investments,   Management,
               Subaccount                         LLC                   LLC            LLC            N.A.           LLC
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                 |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                |X|
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond Debenture Series                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                                                  |X|

------------------------------------------------------------------------------------------------------------------------------------

PHL VARIABLE INSURANCE COMPANY
PO Box 22012
Albany, NY 12201-2012


Additional information about The Phoenix Edge(R) - VUL (the "Policy") and the PHLVIC Variable Universal Life Account ("Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2005, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.


The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

PHL Variable Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V613

Investment Company Act File No. 811-09065

[logo] PHOENIX WEALTH MANAGEMENT(R)


L0690PR (C)2005 The Phoenix Companies, Inc.                                                                                    5/05


                                     PART B

================================================================================
                            THE PHOENIX EDGE(R) - VUL
================================================================================

                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY




STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2005


                                  ------------

       FLEXIBLE PREMIUM FIXED AND VARIABLE UNIVERSAL LIFE INSURANCE POLICY


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2005. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.


                                  ------------

                                TABLE OF CONTENTS

                                                                            PAGE

PHL Variable Insurance Company..........................................     2

The Separate Account....................................................     2

The Policy..............................................................     2

Servicing Agent.........................................................     3

Underwriter and Sales of the Policies...................................     3

Performance History.....................................................     4

Additional Information about Charges....................................     6

Safekeeping of the Separate Account's Assets............................     7

State Regulation........................................................     7

Reports.................................................................     7

Experts ................................................................     7

Separate Account Financial Statements...................................  SA-1

Company Financial Statements............................................   F-1

                                  ------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:                  [envelope]   PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                                                                      PO Box 8027
                                                                                                 Boston, Massachusetts 02266-8027

                                                                 [telephone]  VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                                                              Tel. (800) 541-0171

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------

We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06115.

PHL Variable is an indirectly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.


THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

PHL Variable established the PHLVIC Variable Universal Life Account ("Separate Account") as a separate account under Connecticut insurance law on September 10, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of PHL Variable. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of PHL Variable.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Separate Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; any capital gains distributions of a fund are likewise reinvested at the net asset value on the record date. PHL Variable redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or, if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the previous valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

      (A) + (B) - (D) where:
      ---------
       (C)

 (A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

 (B) = The amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

 (C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net amount of any deposits and withdrawals made during the valuation period ending on that date.

 (D) = Any charges for taxes on income and capital gains plus charges for changes in tax reserves for the current valuation period, per $1 of assets in the subaccount. These charges will only be deducted if, in the future, the Separate Account becomes liable for them.


THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. The minimum premium payment we will accept is $25. During a grace period, the minimum payment we will accept is the amount needed to prevent policy lapse.

You may elect a Disability Benefit Rider. This rider provides for the waiver of certain premium payments under certain conditions during a period of total disability of the person insured by the rider. Under its terms, the specified premium will be waived when we receive proof that the covered person is totally disabled and that the disability occurred while the rider was in force.

We credit policies sold to officers, directors and employees of PHL Variable (and their spouses and children) with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of PHL Variable (and their spouses and children).

THE POLICY
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of PHL Variable can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value reduced by any outstanding debt and refund any monthly deductions and other fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for two years during which the insured person is alive.

CHANGE OF OWNER OR BENEFICIARY
The beneficiary you name in the policy application, or subsequently change, will receive the policy benefits upon death of the insured person. If your named beneficiary dies before then, the named contingent beneficiary, if any, will become the beneficiary. If there is no surviving or named beneficiary, we will pay the death benefit to you or to your estate.

You may change the policy owner and the beneficiary as long as the policy remains in force. Changes must be made by written request, in a form satisfactory to us. A beneficiary change will take effect as of the date you sign the written notice, regardless of whether the insured person is living when we receive the notice. However, we will not be liable for any payment made or action taken before we receive your written notice.

MISSTATEMENTS
If you incorrectly state the age or gender of the insured person, we will adjust the face amount to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the insured persons' correct personal information.

SURPLUS
This nonparticipating policy does not pay dividends. You will not share in PHL Variable's surplus earnings.


SERVICING AGENT
--------------------------------------------------------------------------------


The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 10 Krey Boulevard, East Greenbush, NY 12144. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


----------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
------------------------------- --------------------------
             2002                          N/A
------------------------------- --------------------------

             2003                     $1.7 Million
------------------------------- --------------------------
             2004                     $2.2 Million

----------------------------------------------------------


UNDERWRITER AND SALES OF THE POLICIES
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated November 1, 2000. Its principal business address is One American Row, Hartford, CT 06115. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.

PEPCO, an affiliate of PHL Variable, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable. The basis of the mortality rates guaranteed in the policy is the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications.

Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PHL Variable will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value.

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2004:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:................................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:............................................$________
Calculation:
   Ending account value................................................$________
   Less beginning account value........................................$1.000000
   Net change in account value.........................................$________
Base period return:

   (adjusted change/beginning account value)...........................$________
Current annual yield = return x (365/7) =...............................______%
Effective annual yield = [(1 + return)365/7] - 1 =......................______%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

-----------------------------------------------------------------------------------------------------------------------------------

                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004

-----------------------------------------------------------------------------------------------------------------------------------
                          SERIES                        INCEPTION DATE     1 YEAR        5 YEARS       10 YEARS   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series                      5/1/1990
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Stock Series                           12/15/1999
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                     8/12/2002
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    12/31/1982
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                  3/2/1998
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                  8/15/2000
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series              9/17/1984
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                       3/2/1998
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       10/8/1982
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/31/1982
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     8/12/2002
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         8/12/2002
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     8/12/2002
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 8/12/2002                    [To be filed by Amendment]
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                8/12/2002
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  8/12/2002
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/15/1999
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               8/15/2000
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       3/2/1998
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     1/29/1996
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         5/5/1993
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               5/5/1993
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 1/25/1995
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          3/28/1994
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         3/1/1994
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                               11/3/1997
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        11/3/1997
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      11/3/1997
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             11/8/1996
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         5/11/1992
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          3/15/1994
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             5/1/2003
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             5/7/1997
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 5/01/2002
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                     8/22/1997
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         10/1/1997
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      11/30/1999
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995
-----------------------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

     The Dow Jones Industrial Average(SM) (DJIA)
     First Boston High Yield Index
     Salomon Brothers Corporate Index
     Salomon Brothers Government Bond Index
     Standard & Poor's 500 Index(R) (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective policy owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

     Lipper Analytical Services
     Morningstar, Inc.
     Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

     Barron's
     Business Week
     Changing Times
     Consumer Reports
     Financial Planning
     Financial Services Weekly
     Forbes
     Fortune
     Investor's Business Daily
     Money
     The New York Times
     Personal Investor
     Registered Representative
     U.S. News and World Report
     The Wall Street Journal

DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on page one.


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SURRENDER CHARGE. During the first few policy years, depending on your chosen policy option, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if you surrender the policy surrendered or if you reduce the policy's face amount during this period. They are deferred charges because they are not deducted from premiums. The maximum surrender charge we assess during each policy year is given in your prospectus and a month by month schedule will be provided in your policy. Policy Option A has a 15-year surrender charge schedule, Policy Option B a 10-year schedule, and Policy Option C, a 5-year schedule.

PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction which is equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value. This amount is assessed against the subaccounts and the Guaranteed Interest Account in the same proportion as the withdrawal is allocated.

We also will deduct a partial surrender charge from your policy value if you decrease your policy's face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

PARTIAL SURRENDER FEE. In the case of a partial surrender, an additional fee of $25 is imposed. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocations will be made in the same manner as monthly deductions.

UNDERWRITING PROCEDURES. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT. A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, we will deduct a partial surrender charge from your policy value based on the amount of the decrease or partial surrender. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences.

REQUESTS FOR DECREASE IN FACE AMOUNT. You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $25,000 and the face amount remaining after the decrease must be at least $25,000. You must request a face amount decrease in writing and it will become effective on the first monthly calculation day following the date we approve your request. We will deduct a partial surrender charge from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy at any time. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary. We reserve the right to limit face amount increases up to age 85. We charge $1.50 per $1,000 of added face amount up to a maximum of $600. We will deduct 1/12th of this charge each month for the year following a face amount increase.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

A new surrender charge schedule will apply to a fraction of the total policy value. That fraction will be the same as the face amount increase divided by the new face amount. We determine an aggregate cost of insurance rate by blending the rates for each segment of coverage based on the face amount.

For a discussion of possible implications of a material change in the policy resulting from the increase see "Modified Endowment Contracts--Material Change Rules."


SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of fund shares.


STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of PHL Variable includes certain limitations on investments we may make, including investments for the Separate Account and the Guaranteed Interest Account. State regulation does not include any supervision over the Separate Account's investment policies.


REPORTS
--------------------------------------------------------------------------------

We will provide all policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------


The financial statements of PHLVIC Variable Universal Life Account (The Phoenix Edge(R) - VUL) at December 31, 2004, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, Independent Registered Public Accounting Firm, given on the authority of said firm as experts in auditing and accounting.


Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided opinions on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the policies described in this prospectus.

         PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
         FINANCIAL STATEMENTS

         DECEMBER 31, 2004



         [TO BE FILED BY AMENDMENT]

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)

         FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003


         [TO BE FILED BY AMENDMENT]

                                     PART C

                                     PART C

                                OTHER INFORMATION

ITEM 26.  EXHIBITS.

(a)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of PHL Variable Insurance Company (the "Depositor") establishing the PHLVIC Variable Universal Life Account is incorporated by reference to Registrant's Initial Form S-6 (File No. 333-65823) on October 16, 1998.

(b)   CUSTODIAN AGREEMENTS.

      Not applicable.

(c)   UNDERWRITING CONTRACTS.

      (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation, dated November 1, 2000 is incorporated by reference to Registrant's Post-effective Amendment No. 5 (File No. 333-81458) via Edgar on April 30, 2004.


      (2) Form of Broker Dealer Supervisory and Service Agreement among Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is filed herewith.


(d)   CONTRACTS.

      (1) Flexible Premium Variable Universal Life Insurance Policy, Form Number V613 of Depositor, is incorporated by reference to Registrant's June 19, 2002 Edgar filing on Form S-6 (File No. 333-76778).
      (2) Term Rider Form Number VR54 of Depositor, is incorporated by reference to Registrant's February 29, 2003 Edgar filing on Form N-6 (File No. 333-76778).
      (3) Life Plan Options Rider, Form Number UR73 of Depositor, is incorporated by reference to Registrant's February 26, 2003 Edgar filing on Form N-6 (File No. 333-76778).
      (4) Non-Transferable General Account Election Rider, Form Number VR47 of Depositor, is incorporated by reference to Registrant's February 26, 2003 Edgar filing on Form N-6 (File No. 333-76778).
      (5) Conditional Exchange Option Rider, Form Number VR48 of Depositor, is incorporated by reference to Registrant's February 26, 2003 Edgar filing on Form N-6 (File No. 333-76778).
      (6) Policy Split Option Rider, Form Number VR49 of Depositor, is incorporated by reference to Registrant's February 26, 2003 Edgar filing on Form N-6 (File No. 333-76778).
      (7) Survivorship Four Year Term Insurance Rider, Form Number VR50 of Depositor, is incorporated by reference to Registrant's February 26, 2003 Edgar filing on Form N-6 (File No. 333-76778).
      (8) Survivor Premium Protector Rider, Form Number VR51 of Depositor, is incorporated by reference to Registrant's February 26, 2003 Edgar filing on Form N-6 (File No. 333-76778).
      (9) Disability Benefit To Age 65 Rider, Form Number VR52 of Depositor, is incorporated by reference to Registrant's February 26, 2003 Edgar filing on Form N-6 (File No. 333-76778).
      (10)Guaranteed Death Benefit Rider, Form Number VR53 of Depositor, is incorporated by reference to Registrant's February 26, 2003 Edgar filing on Form N-6 (File No. 333-76778).
      (11)Accidental Death Benefit Rider Form No. VR63 is incorporated by reference to Registrant's February 28, 2003 Edgar filing on Form N-6 (File No. 333-81458).
      (12)Child Term Rider Form Number VR56 is incorporated by reference to Registrant's February 28, 2003 Edgar filing on Form N-6 (File No. 333-81458).

      (13)Family Term Rider Form Number VR57 is incorporated by reference to Registrant's February 28, 2003 Edgar filing on Form N-6 (File No. 333-81458).
      (14)Age 100+ Rider, Form Number VT61 is filed herewith.


(e)   APPLICATIONS.

      Form of application for The Phoenix Edge -VUL(R) Form V612 of the Depositor is incorporated by reference to Registrant's June 19, 2002 Edgar filing on Form N-6 (File No. 333-81458).

(f)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY LAWS.

      (1) Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company as filed with the Connecticut Secretary of State May 31, 1994 is incorporated by reference to Registrant's filing on Form S-6 (File No. 333-81458) on January 28, 2002.

      (2) By Laws of PHL Variable Insurance Company as amended and restated effective May 16, 2002 and is incorporated by reference to Registrant's Edgar filing on Form N-6 on April 30, 2004.

(g)   REINSURANCE CONTRACTS.

      Not applicable.

(h)   PARTICIPATION AGREEMENTS.

      (1) (a) Participation Agreement dated February 23, 1995 between PHL Variable Insurance Company ("PHLVIC") and Wanger Advisors Trust ("Wanger") is incorporated by reference to Edgar filing on Form S-6 (File No. 333-65823) on October 16, 1998.

      (1) (b) Amendment No. 1 to the Participation Agreement dated December 16, 1996 between PHLVIC and Wanger is incorporated by reference to Edgar filing on Form S-6 (File No. 333-65823) on October 16, 1998.

      (2) (a) Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company, is incorporated by reference to Registrant's Edgar filing on Form N-6 on April 30, 2004.

      (2) (b) Amendment to Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHL Variable Insurance Company, is incorporated by reference to Registrant's Edgar filing on Form N-6 on April 30, 2004.

      (3) Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (4) (a) Participation Agreement dated July 19, 1999 among BT Insurance Funds Trust, Bankers Trust Company, and PHLVIC is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (4) (b) Amendment No. 1 to the Participation Agreement dated April 20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to the Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (4) (c) Amendment No. 2 to the Participation Agreement dated October 29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (5) Participation Agreement dated December 17, 1999 among PHL Variable Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc. and Miller Anderson & Sherrerd, LLP is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (6) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (7) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (8) Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Edgar filing on Form S-6 (File No. 333-65823) on April 30, 2002.

      (9) Participation Agreement dated May 30, 2003 among PHL Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Registrant's Edgar filing on Form N-6 on April 30, 2004.

(i)   ADMINISTRATIVE CONTRACTS.

      (1) Administrative Service Agreement among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003 is incorporated by reference to Registrant's Edgar filing on Form N-6 on April 30, 2004.


      (2) First Amendment to Service Agreement dated November 11, 2003 among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Life Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Registrant's Edgar filing on Form N-6 on April 30, 2004.

      (3) Second Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated February 27, 2004 is filed herewith.


(j)   OTHER MATERIAL CONTRACTS.

      Not applicable.

(k)   LEGAL OPINION.


      Opinion and Consent of Counsel of Joseph P. DeCresce, Esq., to be filed by amendment.


(l)   ACTUARIAL OPINION.

      Not applicable.

(m)   CALCULATION.

      Not applicable.

(n)   OTHER OPINIONS.


      (1) Consent of Independent Registered Public Accounting Firm, to be filed by amendment.
      (2) Consent of Brian A. Giantonio, Vice President, Tax and ERISA Counsel, to be filed by amendment.


(o)   OMITTED FINANCIAL STATEMENTS.

      Not applicable.

(p)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(q)   REDEEMABILITY EXEMPTION.

      Not applicable.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

NAME                                    POSITION
----                                    --------

Michael E. Haylon*                      Director, Executive Vice President and Chief Financial Officer

Robert E. Primmer***                    Director and Senior Vice President
John H. Beers*                          Vice President and Secretary
Katherine P. Cody*                      Vice President and Treasurer
Nancy J. Engberg*                       Vice President and Chief Compliance Officer
Vy Q. Ho*                               Second Vice President and Appointed Actuary
Gina L. O'Connell*                      Senior Vice President
Philip K. Polkinghorn*                  President
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
James D. Wehr**                         Senior Vice President and Chief Investment Officer
Christopher M. Wilkos**                 Senior Vice President and Corporate Portfolio Manager

*   The business address of this individual is One American Row, Hartford, CT
    06102
** The business address of this individual is 56 Prospect Street, Hartford, CT 06115
*** The business address of this individual is 38 Prospect Street, Hartford, CT 06115

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          ------------------------------------------------------------------------------------------------------
          |                                                                                                    |
---------------------                                                                                 ------------------
Phoenix Life                                                                                          Phoenix
Insurance                                                                                             Investment
Company (1,2,3,7,8 +)                                                                                 Management
NY 100%                                                                                               Company, Inc. (8)
                                                                                                      CT 100%
                                                                                                      Holding Company
---------------------                                                                                 -------------------
          |                                                                                                   |
--------------------------------------------------------                                                      |
          |                                            |                                                      |
          |                       ------------------------------------------------                            |
          |                       |                    |                         |                            |
 ----------------------   --------------------   ----------------------   -------------------         -------------------
 PM Holdings,              Phoenix Life           Phoenix Life             Separate                   Phoenix
 Inc. (8)                  Variable               Variable                 Accounts B, C,             Investment
 CT 100%                   Accumulation           Universal Life           and D (3) (++)             Partners, Ltd. (8)
 Holding                   Account (1) (++)       Account (2) (++)         NY                         DE 100% Asset
 Company                   NY                     NY                                                  Management Company
 ----------------------   --------------------   ----------------------   -------------------         -------------------
          |                       |                        |                      |                           |
          |                       -------------------------------------------------                           |
          |                                                                       |                           |
          |------------------------------------------------                       |                           |
          |                       |                       |                       |                           |
 -----------------------   --------------------   ---------------------    -----------------                  |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                        |
 Variable                  Insurance              Annuity                  Edge Series                        |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                               |
 DE Registered             CT 100%                CT 100%                  MA                                 |
 Investment Advisor                                                        Mutual Fund                        |
 -----------------------   --------------------   ---------------------    -----------------                  |
                                   |                      |                      |                            |
           ------------------------|                      |                      |                  |------------------|
           |                       |                      |                      |                  |                  |
 -----------------------   --------------------   ---------------------          |          ------------------- -------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |          Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |          Planning            Investment
 Account (4) (++)          Universal Life         Variable                       |          Corporation (7,8)   Management
 CT                        Account (5) (++)       Universal Life                 |          CT 100%             Co.(8)
                           CT                     Account (6) (++)               |          Broker/Dealer       IL Registered
                                                  CT                             |                              Investment Adviser
 -----------------------   --------------------   ---------------------          |          ------------------- --------------------
           |                       |                      |                      |                  |
           |                       |                      |----------------------|          ------------------
           |                       |                                             |          Phoenix
           -----------------------------------------------------------------------          Investment
                                                                                            Counsel, Inc. (8)
                                                                                            MA Registered
                                                                                            Investment Adviser
                                                                                            ------------------


---------------------------
1  - Depositor & Registrant
2  - Depositor & Registrant
3  - Depositor & Registrant
4  - Depositor & Registrant
5  - Depositor & Registrant
6  - Depositor & Registrant
7  - Files separate financial statements
8  - Files as part of consolidated statement
+  - Depositor
++ - Registrant

ITEM 29. INDEMNIFICATION.

Section 33-779 of the Connecticut General Statutes states that: "a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive."

Article VI. Indemnification. Section 6.01 of the by laws of the company provides that: " Each director, officer or employee of the company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by law, agreement, vote of shareholders or otherwise."

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITER.

1. Phoenix Equity Planning Corporation ("PEPCO")


   (a) PEPCO serves as the principal underwriter for the following entities:
       Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Strategic Allocation Fund, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.


   (b) Directors and Executive Officers of PEPCO

       NAME                       POSITION
       ----                       --------

       Daniel T. Geraci*          Director, Chairman of the Board and Chief Sales & Marketing Officer
       Michael E. Haylon*         Director
       James D. Wehr**            Director
       Nancy J. Engberg*          Vice President, Chief Compliance Officer and Anti-Money Laundering Officer
       John H. Beers*             Vice President and Secretary
       Glenn H. Pease**           Vice President, Finance and Treasurer
       John F. Sharry**           President, Sales
       Francis G. Waltman**       Senior Vice President and Chief Administrative Officer


       * The business address of this individual is One American Row, Hartford, CT 06102
       ** The business address of this individual is 56 Prospect Street, Hartford, CT 06115

   (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, CT 06102.

ITEM 32.  MANAGEMENT SERVICES.

Not applicable.

ITEM 33.  FEE REPRESENTATION.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 9th day of February 2005.


                                         PHLVIC Variable Universal Life Account
                                                       (Registrant)

                                    By:  --------------------------------------

                                          *Philip K. Polkinghorn, President


                                          PHL Variable Insurance Company
                                                       (Depositor)

                                    By:  --------------------------------------

                                         *Philip K. Polkinghorn, President



      ATTEST:  /s/ Joseph P. DeCresce
               ---------------------------------------
               Joseph P. DeCresce, Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                    TITLE
---------                                    -----

                                             Director, Executive Vice President,
                                             and Chief Financial Officer

----------------------------------------
 *Michael E. Haylon

                                             Director, Senior Vice President

----------------------------------------
 *Robert E. Primmer


----------------------------------------
 *Philip K. Polkinghorn                      President


  By: /s/ John H. Beers
      -----------------

 * John H. Beers as Attorney-in-Fact pursuant to a Power of Attorney, on file with Depositor.
      February 9, 2005